CAPITAL STRUCTURE (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2012 Ordinary shares classes	Aug. 01, 2011 ADS	Feb. 15, 2012 ADS
CAPITAL STRUCTURE
Number of classes of ordinary shares	1
Minimum average closing price as per listing requirement (in dollars per share)		$ 1.00
Number of trading days during which stock average closing price was below listing requirements		30 days
Number of ordinary shares represented by each ADS		2	10